Vanguard Total Bond Market Index Fund

Vanguard Short-Term Bond Index Fund

Vanguard Long-Term Bond Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Prospectus and Summary Prospectus Text Changes for Vanguard Total Bond Market Index Fund

The following replaces similar text under the heading “Investment Advisor”:

Portfolio Managers

Kenneth E. Volpert, CFA, Principal of Vanguard and head of Vanguard’s Taxable Bond Group. He has managed the Fund since 1992 (co-managed since 2008).

Joshua C. Barrickman, CFA, Principal of Vanguard and head of Vanguard’s Bond Index Group. He has co-managed the Fund since 2013.

Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Bond Index Fund

The following replaces similar text under the heading “Investment Advisor”:

Portfolio Managers

Joshua C. Barrickman, CFA, Principal of Vanguard and head of Vanguard’s Bond Index Group. He has co-managed the Fund since 2013.

Yan Pu, CFA, Portfolio Manager. She has co-managed the Fund since 2013.

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Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Bond Index Fund

The following replaces similar text under the heading “Investment Advisor”:

Portfolio Managers

Joshua C. Barrickman, CFA, Principal of Vanguard and head of Vanguard’s Bond Index Group. He has co-managed the Fund since 2013.

Paul M. Malloy, CFA, Portfolio Manager. He has co-managed the Fund since 2013.

Prospectus Text Changes

The following replaces similar text under the heading Investment Advisor:

The managers primarily responsible for the day-to-day management of the Funds are:

Joshua C. Barrickman, CFA, Principal of Vanguard and head of Vanguard’s Bond Index Group. He has been with Vanguard since 1998; has worked in investment management since 1999; has managed investment portfolios since 2005; has managed the Intermediate-Term Bond Index Fund since 2008; and has co-managed the Total Bond Market Index, Short-Term Bond Index, and Long-Term Bond Index Funds since 2013. Education: B.S., Ohio Northern University; M.B.A., Lehigh University.

Paul M. Malloy, CFA, Portfolio Manager. He has worked in investment management since joining Vanguard in 2005 and has co-managed the Long-Term Bond Index Fund since 2013. Education: B.S., St. Francis University.

Kenneth E. Volpert, CFA, Principal of Vanguard and head of Vanguard’s Taxable Bond Group. He has managed investment portfolios since 1982; has been with Vanguard since 1992; and has managed the Total Bond Market Index Fund since 1992 (co-managed since 2008). Education: B.S., University of Illinois; M.B.A., University of Chicago.

Yan Pu, CFA, Portfolio Manager. She has worked in investment management since 2000; has been with Vanguard since 2004; has managed investment portfolios since 2007; and has co-managed the Short-Term Bond Index Fund since 2013. Education: B.S., Ji’Nan University, P.R. China; M.B.A., Drexel University.

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© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 84B 022013

Vanguard Bond Index Funds

Supplement to the Statement of Additional Information

Statement of Additional Information Text Changes

In the Investment Advisory Services section, the text under “Other Accounts Managed” is revised to indicate that Joshua C. Barrickman managed Vanguard Intermediate-Term Bond Index Fund and Vanguard Total Bond Market II Index Fund, and co-manages Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund; that Paul M. Malloy co-manages Vanguard Long-Term Bond Index Fund; and that Yan Pu co-manages Vanguard Short-Term Bond Index Fund. All references to Gregory Davis are removed.

As of January 31, 2013, Mr. Barrickman managed three other registered investment companies with total assets of $10.3 billion (advisory fees not based on account performance).

As of January 31, 2013, Ms. Pu co-managed two other pooled investment vehicles with total assets of $1.2 billion (advisory fees not based on account performance).

As of January 31, 2013, the named portfolio managers did not own any shares of the above-named Funds that they manage.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 084 022013